UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2009

Date of reporting period: 09/30/2008

Item 1. Report to Stockholders.

                                 SEMIANNUAL REPORT

                                 September 30, 2008

                                NICHOLAS FUND, INC.

                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

November 2008

Report to Fellow Shareholders:

For the first six months of the fiscal year ending March 31, 2009, Nicholas Fund returned (4.82)% versus (10.87)% for the Standard and Poor's 500 Index. As of September 30, 2008, calendar year-to-date results were as follows: Nicholas Fund, (13.22)% and S and P 500, (19.29)%.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the period ended September 30, 2008.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year	15 Year	Life*
Nicholas Fund, Inc.	(4.82)%	(15.92)%	(1.08)%	5.02.%	2.00%	6.46%	10.62%
Standard and Poor's 500 Index	(10.87)%	(21.98)%	0.22%	5.17%	3.06%	8.40%	9.99%
Consumer Price Index	2.58%	4.94%	3.25%	3.40%	2.96%	2.78%	4.66%
Ending value of $10,000 invested in Nicholas Fund, Inc.	$9,518	$8,408	$9,678	$12,776	$12,184	$25,578	$524,121
Fund Expense Ratio (from 07/31/08 Prospectus): 0.75%

* The life of the Fund is 39.2 years from the date of its initial public offering, July 14, 1969. Starting time period for the Standard and Poor's 500 Index and the Consumer Price Index was June 30, 1969.

The Fund's expense ratio for the period ended September 30, 2008 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

At September 30, 2008, 88.35% of the Fund's net assets were invested in equities with 11.65% in cash. The diversified portfolio consisted of 55 stocks. The Fund's top five holdings were Berkshire Hathaway, Affiliated Managers Group, DaVita, O'Reilly Automotive, and Constellation Brands. These five holdings accounted for approximately 22% of the Fund's portfolio. The largest industry concentrations were in financials at 18%, consumer discretionary at 15%, health care at 15% and industrials at 14% of the portfolio. Within the financial sector, insurance represented 7.84% of the total portfolio. Calendar year-to-date price appreciation that helped the Fund occurred in Stepan (+68%), Covidien (+21%), Jos. A. Bank Clothiers (+18%), Kohl's (+1%) and DaVita (+2%). Stocks experiencing price depreciation that hurt performance were Oshkosh (-72%), DineEquity (-54%), Affiliated Managers Group (-29%), American Express (-32%) and Penske Automotive Group (-34%).

The economy is in recession. It arguably started in December 2007. Furthermore, as former Federal Reserve Board Chairman Alan Greenspan stated recently, the country is in a "once-in-a-century credit tsunami." It also appears we are quickly entering a global recession. Real estate and housing are still in a declining trend. In response to these conditions, the Federal Reserve Board lowered the federal funds rate to 1% (from 4.5% twelve months ago). The plunge in gasoline prices should help slow the economic decline. There have been many substantial policy responses to the crisis, which should help the economy recover.

The bear market in stocks, especially in October, has been brutal and unrelenting. With our full investment philosophy, we attempt to limit our losses in bad markets by avoiding the tendency to sell and later buy back in good markets at higher prices. As awful as stock performance has been, it does produce a situation, a foundation, where from these levels, stocks could possibly appreciate considerably over  the next decade.

Thank you for your continued interest in the Fund.

Sincerely,

Albert O. Nicholas

Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the Schedule of Investments in the report for complete Fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S and P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (11/08)

Financial Highlights (NICSX)
For a share outstanding throughout each period
-------------------------------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                        Year Ended March 31,
                                         09/30/2008   -------------------------------------------------------
                                         (unaudited)     2008       2007        2006        2005        2004
                                         -----------    ------     ------      ------      ------      ------
NET ASSET VALUE, BEGINNING OF PERIOD...     $45.03      $57.85     $61.49      $60.05      $56.14      $40.37
    INCOME (LOSS) FROM
     INVESTMENT OPERATIONS
     Net investment income.............        .13         .21        .80         .26         .10         .09
     Net gain (loss) on securities
      (realized and unrealized)........      (1.73)      (2.85)       .71        6.75        4.29       15.77
                                            ------      ------     ------      ------      ------      ------
         Total from investment
          operations...................      (1.60)      (2.64)      1.51        7.01        4.39       15.86
                                            ------      ------     ------      ------      ------      ------
    LESS DISTRIBUTIONS
    From net investment income.........       (.07)       (.23)      (.82)       (.25)       (.07)       (.09)
    From net capital gain..............      (4.61)      (9.95)     (4.33)      (5.32)       (.41)         --
                                            ------      ------     ------      ------      ------      ------
         Total distributions...........      (4.68)     (10.18)     (5.15)      (5.57)       (.48)       (.09)
                                            ------      ------     ------      ------      ------      ------
    NET ASSET VALUE, END OF PERIOD.....     $38.75      $45.03     $57.85      $61.49      $60.05      $56.14
                                            ------      ------     ------      ------      ------      ------
                                            ------      ------     ------      ------      ------      ------

TOTAL RETURN...........................    (4.82)%(1)  (6.47)%      2.55%      12.25%       7.81%      39.31%

SUPPLEMENTAL DATA:
Net assets, end of period (millions)...   $1,500.2    $1,690.7   $2,213.5    $2,504.9    $2,434.5    $2,470.8
Ratio of expenses to average
 net assets............................       .76%(2)     .75%       .75%        .77%        .75%        .73%
Ratio of net investment income
 to average net assets.................       .59%(2)     .37%      1.30%        .41%        .17%        .17%
Portfolio turnover rate................     26.59%(2)   31.18%     29.96%      32.48%      20.94%      18.18%

(1) Not annualized.
(2) Annualized.

           The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
September 30, 2008 (unaudited)
-------------------------------------------------------------------------------

                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Berkshire Hathaway Inc. - Class A .........................     6.27%
        Affiliated Managers Group, Inc. ...........................     4.97%
        DaVita, Inc. ..............................................     3.80%
        O'Reilly Automotive, Inc. .................................     3.57%
        Constellation Brands, Inc. - Class A ......................     3.44%
        Kinder Morgan Management, LLC .............................     3.44%
        Thermo Fisher Scientific Inc. .............................     3.32%
        Marshall & Ilsley Corporation .............................     3.30%
        Yum! Brands, Inc. .........................................     3.04%
        Walgreen Co. ..............................................     2.99%
                                                                       ------
        Total of top ten ..........................................    38.14%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2008 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Financials ................................................    18.32%
        Consumer Discretionary ....................................    14.73%
        Health Care ...............................................    14.60%
        Industrials ...............................................    13.60%
        Short-Term Investments ....................................    11.78%
        Energy ....................................................    10.39%
        Consumer Staples ..........................................     7.11%
        Materials .................................................     4.77%
        Information Technology ....................................     4.70%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended September 30, 2008 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                      03/31/08          09/30/08       04/01/08 - 09/30/08
        ------------------------------------------------------------------
        Actual        $1,000.00         $  951.80             $3.72
        Hypothetical   1,000.00          1,021.19              3.85
         (5% return before expenses)

        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 183 then divided by 365 to reflect the one-half year period.

Schedule of Investments
September 30, 2008 (unaudited)
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                         Value
-----------                                                   -----------

COMMON STOCKS - 88.35%
             Consumer Discretionary - Auto &
              Components - 1.01%
   500,000   Johnson Controls, Inc.                        $   15,165,000
                                                           --------------
             Consumer Discretionary - Consumer
              Durables & Apparel - 2.30%
   600,000   Fortune Brands, Inc.                              34,416,000
                                                           --------------
             Consumer Discretionary - Consumer
              Services - 0.77%
   682,868   DineEquity, Inc.                                  11,513,155
                                                           --------------
             Consumer Discretionary - Hotels,
              Restaurants & Leisure - 3.04%
 1,400,000   Yum! Brands, Inc.                                 45,654,000
                                                           --------------
             Consumer Discretionary - Retail - 7.63%
   150,000   Best Buy Co., Inc.                                 5,625,000
   330,000   Jos. A. Bank Clothiers, Inc. *                    11,088,000
   650,000   Kohl's Corporation *                              29,952,000
 2,000,000   O'Reilly Automotive, Inc. *                       53,540,000
   600,000   Penske Automotive Group, Inc.                      6,882,000
   864,100   Sally Beauty Company, Inc. *                       7,431,260
                                                           --------------
                                                              114,518,260
                                                           --------------
             Consumer Staples - Food & Staple
              Retail - 2.99%
 1,450,000   Walgreen Co.                                      44,892,000
                                                           --------------
             Consumer Staples - Food, Beverage &
              Tobacco - 3.44%
 2,404,800   Constellation Brands, Inc. - Class A *            51,607,008
                                                           --------------
             Consumer Staples - Household & Personal
              Products - 0.69%
   250,000   Avon Products, Inc.                               10,392,500
                                                           --------------
             Energy - 10.40%
   400,000   Apache Corporation                                41,712,000
   161,700   Bristow Group Inc. *                               5,471,928
   100,000   Chesapeake Energy Corporation                      3,586,000
   731,300   Inergy, L.P.                                      15,818,019
   230,000   Kayne Anderson Energy Development Company          3,893,900
   700,000   Kayne Anderson Energy Total Return Fund, Inc.     15,512,000
   700,000   Kayne Anderson MLP Investment Company             16,163,000
 1,047,686   Kinder Morgan Management, LLC *                   51,546,148
   100,000   McMoRan Exploration Co. *                          2,364,000
                                                           --------------
                                                              156,066,995
                                                           --------------
             Financials - Banks - 3.69%
 2,454,126   Marshall & Ilsley Corporation                     49,450,639
   842,975   MGIC Investment Corporation                        5,926,114
                                                           --------------
                                                               55,376,753
                                                           --------------
             Financials - Diversified - 6.77%
   900,000   Affiliated Managers Group, Inc. *                 74,565,000
   400,000   American Express Company                          14,172,000
   281,000   Leucadia National Corporation                     12,768,640
                                                           --------------
                                                              101,505,640
                                                           --------------
             Financials - Insurance - 7.85%
       720   Berkshire Hathaway Inc. - Class A *               94,032,000
   600,000   Loews Corporation                                 23,694,000
                                                           --------------
                                                              117,726,000
                                                           --------------
             Financials - Real Estate - 0.04%
    50,000   Cohen & Steers Quality Income Realty
              Fund, Inc.                                          627,000
                                                           --------------
             Health Care - Equipment - 1.82%
   507,500   Covidien Ltd.                                     27,283,200
                                                           --------------
             Health Care - Pharmaceuticals &
              Biotechnology - 4.99%
   550,000   Gilead Sciences, Inc. *                           25,069,000
   905,688   Thermo Fisher Scientific Inc. *                   49,812,840
                                                           --------------
                                                               74,881,840
                                                           --------------
             Health Care - Services - 7.81%
   731,087   Cardinal Health, Inc.                             36,027,967
 1,000,000   DaVita, Inc. *                                    57,010,000
   820,000   VCA Antech, Inc. *                                24,165,400
                                                           --------------
                                                              117,203,367
                                                           --------------
             Industrials - Capital Goods - 12.20%
 1,150,000   Brady Corporation                                 40,572,000
   200,000   Briggs & Stratton Corporation                      3,236,000
   500,000   Chicago Bridge & Iron Company N.V.                 9,620,000
   100,000   EMCOR Group, Inc. *                                2,632,000
   450,164   General Dynamics Corporation                      33,141,074
   300,000   Lincoln Electric Holdings, Inc.                   19,293,000
    45,300   Middleby Corporation (The) *                       2,460,243
 1,683,300   Oshkosh Truck Corporation                         22,152,228
   425,000   W.W. Grainger, Inc.                               36,962,250
   365,000   Woodward Governor Company                         12,873,550
                                                           --------------
                                                              182,942,345
                                                           --------------
             Industrials - Commercial Services &
              Supplies - 1.43%
   550,000   Copart, Inc. *                                    20,900,000
    48,430   Interface, Inc. - Class A                            550,649
                                                           --------------
                                                               21,450,649
                                                           --------------
             Information Technology - Hardware &
              Equipment - 1.13%
   100,000   Mettler-Toledo International Inc. *                9,800,000
   250,000   ScanSource, Inc. *                                 7,197,500
                                                           --------------
                                                               16,997,500
                                                           --------------
             Information Technology - Software &
              Services - 3.57%
   785,000   Fiserv, Inc. *                                    37,146,200
   450,000   Hewitt Associates, Inc. *                         16,398,000
                                                           --------------
                                                               53,544,200
                                                           --------------
             Materials - 4.78%
   250,000   AptarGroup, Inc.                                   9,777,500
 1,000,000   Bemis Company, Inc.                               26,210,000
   653,400   Stepan Company +                                  35,656,038
                                                           --------------
                                                               71,643,538
                                                           --------------
                  TOTAL COMMON STOCKS
                   (cost $982,373,779) ...................  1,325,406,950
                                                           --------------

SHORT-TERM INVESTMENTS - 11.79%
             Commercial Paper - 11.48%
$1,025,000   H.J. Heinz Finance Company 10/01/08, 2.90%         1,025,000
 1,975,000   Integrys Energy Group, Inc. 10/01/08, 2.97%        1,975,000
 5,000,000   Wisconsin Energy Corporation 10/01/08, 6.50%       5,000,000
 3,000,000   CIGNA Corporation 10/02/08, 2.95%                  2,999,754
 3,000,000   ITT Corporation 10/02/08, 3.05%                    2,999,746
 2,200,000   Integrys Energy Group, Inc. 10/03/08, 2.95%        2,199,639
 4,000,000   Alcoa Inc. 10/06/08, 2.82%                         3,998,433
 3,515,000   Wisconsin Energy Corporation 10/06/08, 2.95%       3,513,560
 4,550,000   Volkswagen of America, Inc. 10/07/08, 2.90%        4,547,801
 4,000,000   Volkswagen of America, Inc. 10/07/08, 2.90%        3,998,067
 4,000,000   PPG Industries, Inc. 10/08/08, 6.00%               3,995,333
 7,185,000   Wisconsin Energy Corporation 10/08/08, 2.95%       7,180,879
 5,000,000   CVS Corporation 10/09/08, 2.75%                    4,996,944
 2,430,000   General Mills, Inc. 10/09/08, 5.25%                2,427,165
 5,700,000   Integrys Energy Group, Inc. 10/09/08, 2.95%        5,696,263
 4,000,000   Integrys Energy Group, Inc. 10/09/08, 6.00%        3,994,667
 4,000,000   Diageo Capital plc 10/10/08, 2.71%                 3,997,290
 2,605,000   Time Warner Inc. 10/10/08, 2.87%                   2,603,131
 4,000,000   Fortune Brands, Inc. 10/14/08, 2.98%               3,995,696
 3,065,000   Verizon Communications Inc. 10/14/08, 4.75%        3,059,743
 5,000,000   Diageo Capital plc 10/15/08, 2.91%                 4,994,342
 4,145,000   Fortune Brands, Inc. 10/16/08, 2.95%               4,139,905
 5,000,000   ITT Corporation 10/16/08, 2.95%                    4,993,854
 3,465,000   Fortune Brands, Inc. 10/17/08, 2.98%               3,460,411
 6,000,000   Kellogg Company 10/17/08, 3.00%                    5,992,000
 3,200,000   Kellogg Company 10/17/08, 3.00%                    3,195,733
 2,635,000   H.J. Heinz Finance Company 10/20/08, 2.95%         2,630,897
 2,675,000   H.J. Heinz Finance Company 10/20/08, 2.95%         2,670,835
 5,000,000   Diageo Capital plc 10/21/08, 2.91%                 4,991,917
 4,450,000   H.J. Heinz Finance Company 10/22/08, 2.85%         4,442,602
 4,925,000   Volkswagen of America, Inc. 10/22/08, 5.70%        4,908,624
 5,000,000   Fortune Brands, Inc. 10/23/08, 2.98%               4,990,894
 5,000,000   Time Warner Inc. 10/24/08, 2.78%                   4,991,119
 1,400,000   General Mills, Inc. 10/27/08, 5.25%                1,394,692
 3,275,000   H.J. Heinz Finance Company 10/28/08, 4.20%         3,264,684
 5,000,000   Sara Lee Corporation 10/28/08, 5.55%               4,979,188
 4,000,000   Integrys Energy Group, Inc. 10/29/08, 6.05%        3,981,178
 2,535,000   Chevron Phillips Chemical Company LLC              2,524,279
 3,750,000   General Mills, Inc. 10/30/08, 5.25%                3,734,141
 3,575,000   Kraft Foods Inc. 10/31/08, 4.75%                   3,560,849
 2,760,000   Volkswagen of America, Inc. 10/31/08, 6.00%        2,746,200
 3,300,000   Alcoa Inc. 11/03/08, 2.90%                         3,291,227
 4,000,000   ITT Corporation 11/04/08, 2.90%                    3,989,044
 5,000,000   Kellogg Company 11/06/08, 4.70%                    4,976,500
 3,215,000   Time Warner Inc. 11/12/08, 2.89%                   3,204,160
                                                           --------------
                                                              172,253,386
                                                           --------------
             Variable Rate Security -- 0.31%
 4,693,068   Wisconsin Corporate Central Credit Union (1)
              10/01/08, 3.60% ............................      4,693,068
                                                           --------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $176,946,454) ...................    176,946,454
                                                           --------------

                  TOTAL INVESTMENTS
                   (cost $1,159,320,233) -- 100.14% ......  1,502,353,404
                                                           --------------

             LIABILITIES, NET OF
              OTHER ASSETS -- (0.14)% ....................     (2,149,788)
                                                           --------------

                  TOTAL NET ASSETS
                   (basis of percentages
                   disclosed above) -- 100% .............. $1,500,203,616
                                                           --------------
                                                           --------------

+ This company is affiliated with the Fund as defined in Section 2(a)(3) of the
Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 4)
* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2008 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value -
         Nonaffiliated issuers (cost $1,139,644,435) -
          see accompanying schedule of investments ............ $1,466,697,366
         Affiliated issuers (cost $19,675,798) -
          see accompanying schedule of investments (Note 4) ...     35,656,038
                                                                --------------
              Total investments ...............................  1,502,353,404
                                                                --------------

    Receivables -
         Investment securities sold ...........................      1,927,134
         Dividend and interest ................................        302,248
         Capital stock subscription ...........................         15,000
                                                                --------------
              Total receivables ...............................      2,244,382
                                                                --------------
    Other .....................................................         11,401
                                                                --------------
              Total assets ....................................  1,504,609,187
                                                                --------------

LIABILITIES
    Payables -
         Investment securities purchased ...................... $    3,379,996
         Due to adviser -
              Management fee ..................................        814,839
              Accounting and administrative fee ...............         31,187
         Other payables and accrued expense ...................        179,549
                                                                --------------
              Total liabilities ...............................      4,405,571
                                                                --------------
              Total net assets ................................ $1,500,203,616
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,190,224,139
    Net unrealized appreciation on investments ................    343,033,171
    Accumulated net realized loss on investments ..............    (36,193,630)
    Accumulated undistributed net investment income ...........      3,139,936
                                                                --------------
              Total net assets ................................ $1,500,203,616
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 (38,716,838 shares outstanding) ..............................         $38.75
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2008 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Dividend (net of foreign taxes of $4,800)
         Nonaffiliated issuers ................................   $  9,069,502
         Affiliated issuers (Note 4) ..........................        309,645
    Interest ..................................................      1,835,410
                                                                  ------------
         Total income .........................................     11,214,557
                                                                  ------------

EXPENSES
    Management fee ............................................      5,403,573
    Transfer agent fees .......................................        424,412
    Accounting and administrative fees ........................        206,866
    Postage and mailing .......................................         69,387
    Printing ..................................................         47,255
    Insurance .................................................         42,619
    Custodian fees ............................................         40,902
    Audit and tax fees ........................................         15,000
    Registration fees .........................................         14,817
    Telephone .................................................         12,812
    Directors' fees ...........................................          8,750
    Accounting system and pricing service fees ................          5,417
    Legal fees ................................................          4,927
    Other operating expenses ..................................          2,157
                                                                  ------------
         Total expenses .......................................      6,298,894
                                                                  ------------
         Net investment income ................................      4,915,663
                                                                  ------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS
    Nonaffiliated issuers .....................................    (36,651,765)
    Affiliated issuers (Note 4) ...............................      4,214,295
                                                                  ------------
                                                                   (32,437,470)
                                                                  ------------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................    (46,417,322)
                                                                  ------------
    Net realized and unrealized loss on investments ...........    (78,854,792)
                                                                  ------------
    Net decrease in net assets resulting from operations ......   $(73,939,129)
                                                                  ------------
                                                                  ------------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2008 (unaudited) and the year ended
March 31, 2008
-------------------------------------------------------------------------------
                                               Six Months
                                                  Ended
                                               09/30/2008            2008
                                             --------------     --------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $    4,915,663     $    7,556,590
    Net realized gain (loss)
     on investments ........................    (32,437,470)       390,895,188
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    (46,417,322)      (503,554,850)
                                             --------------     --------------
         Net decrease in net assets
          resulting from operations ........    (73,939,129)      (105,103,072)
                                             --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............     (2,620,309)        (8,143,242)
    From net realized gain on investments ..   (169,107,528)      (354,730,242)
                                             --------------     --------------
         Total distributions ...............   (171,727,837)      (362,873,484)
                                             --------------     --------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (139,166 and 261,295
     shares, respectively) .................      6,031,506         14,171,633
    Reinvestment of distributions
     (3,604,489 and 6,346,478
     shares, respectively) .................    159,102,156        334,717,745
    Cost of shares redeemed
     (2,568,800 and 7,327,761
     shares, respectively) .................   (109,939,516)      (403,767,276)
                                             --------------     --------------
         Increase (decrease) in net assets
          derived from capital share
          transactions .....................     55,194,146        (54,877,898)
                                             --------------     --------------
         Total decrease in net assets ......   (190,472,820)      (522,854,454)
                                             --------------     --------------

NET ASSETS
    Beginning of period ....................  1,690,676,436      2,213,530,890
                                             --------------     --------------
    End of period (including accumulated
     undistributed net investment income
     of $3,139,936 and $844,582,
     respectively) ......................... $1,500 203,616     $1,690,676,436
                                             --------------     --------------
                                             --------------     --------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2008 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.

         The Fund adopted Financial Accounting Standards Board Statement of
         Financial Accounting Standards No. 157, Fair Value Measurements ("FAS
         157"), effective April 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
         Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

              Level 1 - quoted prices in active markets for identical
              investments

              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

         The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

                                                     Investments      Other
                                                         in          Financial
              Valuation Inputs                       Securities    Instruments*
              ----------------                       ------------- ------------
              Level 1 - Quoted Prices ............. $1,325,406,950  $       --
              Level 2 - Other Significant
                         Observable Inputs ........    176,946,454          --
              Level 3 - Significant Unobservable
                         Inputs ...................             --          --
                                                    --------------  ----------
                                       Total ...... $1,502,353,404  $
                                                    --------------  ----------
                                                    --------------  ----------

              *Other financial instruments include futures, forwards and swap contracts.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.

         As of September 30, 2008, investment cost for federal tax purposes was
         $1,172,283,461 and net unrealized appreciation (depreciation) were as follows:

              Unrealized appreciation ...................... $  463,939,160
              Unrealized depreciation ......................   (133,869,217)
                                                             --------------
              Net unrealized appreciation .................. $  330,069,943
                                                             --------------
                                                             --------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales and holdings in partnership interests.

         As of March 31, 2008, the Fund has no capital loss carryforward.

         As of March 31, 2008, the Fund realized no post-October losses for tax purposes.

         In July 2006, the Financial Accounting Standards Board ("FASB") issued
         Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"
         ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position
         (including the Fund's assertion that its income is exempt from tax)
         will be sustained upon examination.  The Fund adopted FIN 48 on September 30,
         2007.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30,
         2008.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2009.  At September 30, 2008, the tax years March 31, 2005 through March 31, 2008 remain open to examination in the Fund's major tax jurisdictions.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than
         $50,000, the Adviser, in its discretion, may charge the Fund up to
         $50,000 for such services.

    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $2,677 for the period ended September 30, 2008 for legal services rendered by this law firm.

(3) Investment Transactions --
    For the period ended September 30, 2008, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $202,082,230 and $381,267,678, respectively.

(4) Transactions with Affiliates -
    Following is a summary of fiscal 2009 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                     Amount of
                                                                                                      Capital
                                                                                       Amount of    Gain/(Loss)
                                                                                       Dividends      Realized
                                                       Share Activity                  Credited       on Sale
                                        --------------------------------------------   to Income     of Shares
                                        Balance                           Balance      in Fiscal     in Fiscal
           Security Name                03/31/08    Purchases    Sales    09/30/08        2009          2009
           -------------                --------    ---------   -------   --------     ---------    -----------
           Stepan Company               800,200         --      146,800    653,400     $309,645      $4,214,295

(5) Change of Independent Registered Public Accounting Firm --
    On October 8, 2008, management of the Fund, informed Ernst & Young LLP of its dismissal as the independent registered public accounting firm for the Fund. The Board of Directors of the
    Fund approved the dismissal of Ernst & Young LLP and the appointment of Deloitte & Touche
    LLP as the Fund's independent registered public accounting firm on August 1, 2008.

    The reports of Ernst & Young LLP on the Fund's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.  During the Fund's two most recent fiscal years, and through October 8, 2008, there were no disagreements with Ernst &
    Young LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst &
    Young LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements.

    Additionally, during the last two fiscal years, and during the interim period through October 8,
    2008, the Fund did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K)
    or reportable events (as described in paragraph (a) (1) (v) of Item 304 of Regulation S-K).

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
July, 14 1969 (1) ......  $ 6.59        $  --          $   --             --           $ 10,000
March 31, 1985 .........   29.24         0.6420          1.5760          13.2 times      69,858
March 31, 1986 .........   35.26         0.5750          0.6100          15.8            87,699
March 31, 1987 .........   39.94         0.8820          0.1870          16.3           102,387
March 31, 1988 .........   32.15         1.8400          4.0340          14.1            98,557
March 31, 1989 .........   35.27         1.0250          0.4510          13.2           113,155
March 31, 1990 .........   37.72         0.9240          1.0540          14.9           127,360
March 31, 1991 .........   42.99         0.7900          0.2250          16.9           149,180
March 31, 1992 .........   49.68         0.6790          0.8240          19.4           178,011
March 31, 1993 .........   52.91         0.6790          2.0420          18.5           200,098
March 31, 1994 .........   51.10         0.8175          1.0470          16.7           200,182
March 31, 1995 .........   52.22         0.7070          3.3170          17.2           221,970
March 31, 1996 .........   63.81         0.5650          4.0945          21.0           293,836
March 31, 1997 .........   67.11         0.4179          5.3166          21.7           336,973
March 31, 1998 .........   93.98         0.3616          5.8002          30.0           508,762
March 31, 1999 .........   85.20         0.5880          8.2716          31.7           509,446
March 31, 2000 .........   84.56         0.3114          5.9433          37.3           543,813
March 31, 2001 .........   54.11         0.1900         19.2500          26.6           452,780
March 31, 2002 .........   53.74         0.2360            --            23.8           451,627
March 31, 2003 .........   40.37         0.1585            --            16.4           340,547
March 31, 2004 .........   56.14         0.0905            --            19.4           474,406
March 31, 2005 .........   60.05         0.0678          0.4100          19.4           511,476
March 31, 2006 .........   61.49         0.2512          5.3194          18.4           574,151
March 31, 2007 .........   57.85         0.8173          4.3310          16.6           588,783
March 31, 2008 .........   45.03         0.2283          9.9501          17.4           550,664
September 30, 2008......   38.75         0.0714(a)       4.6096(a)       15.9           524,121

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid on June 5, 2008 to shareholders of record on June 4, 2008.

Range in quarter end price/earnings ratios since December 31, 1974
               High                     Low
       --------------------      -------------------
       March 31, 2000  37.3      March 31, 1982  8.3

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In April 2008, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through April 2009.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended March 31, 2008, the management fee was
0.65% and the Fund's total expense ratio (including the management fee) was
75%.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the
Fund's peer group: (i) the Fund's expense ratio, which was low compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the range and quality of the services offered by the Adviser.  The peer group fund data included mid- and large-cap blend focused funds with similar asset sizes.  In terms of the peer group data used for performance comparisons, the Fund was ranked 9th, 12th,
13th and 15th out of 15 funds for the one-, three-, five- and ten-year periods ending March 31, 2008.  The Fund had the second lowest expense ratio among its peer group.  The Board also reviewed the Fund's risk/return profile as measured by standard deviation.

The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement.  The Board discussed the nature, extent, and quality of the services to be provided by the Adviser and concluded that the services provided were consistent with the terms of the advisory agreement and the needs of the Fund, and that the services provided were of a high quality.

The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds.  The Board reviewed the actual relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated less than satisfactory performance in the short-term relative to its peers, but recognized that the Fund's long-term performance had been good and that the
Adviser had advised the Board that it is actively developing strategies designed to enhance the Fund's performance relative to comparable funds.  The
Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees relative to comparable funds.

The Board considered the cost of services provided by the Adviser.  The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the
Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided to the Fund by the Adviser.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Fund, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.

      We collect the following non-public personal information about you:

      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.

      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.

      * Other general information that we may obtain about you such as demographic information.

              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.

      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.

      We may share non-public personal information about you:

      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.

      * With a party representing you, with your consent, such as your broker or lawyer.

      * When required by law, such as in response to a subpoena or other legal process.

      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.

      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Profit Sharing Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             Deloitte & Touche LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/26/2008

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/26/2008